UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
    ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from December 01, 2025 through December 31, 2025
___________________________

Commission File Numbers: 333-141703-02	Commission File Number: 333-205455	Commission File Numbers: N/A
Central Index Key Number: 0001407200	Central Index Key Number: 0001645731	Central Index Key Number: 0000047288
DISCOVER CARD EXECUTION NOTE TRUST	DISCOVER FUNDING LLC	CAPITAL ONE, NATIONAL ASSOCIATION (as successor by merger to Discover Bank)
(Exact name of the issuing entity in respect of the Notes as specified in its charter)	(Exact name of the depositor as specified in its charter)	(Exact name of the sponsor as specified in its charter)
Delaware	Delaware	National banking association
(State or jurisdiction of incorporation or organization of the issuing entity)	(State or jurisdiction of incorporation or organization of the depositor)	(State or jurisdiction of incorporation or organization of the sponsor)
c/o Discover Funding LLC 800 Prides Crossing Suite 100 Newark, Delaware 19713	800 Prides Crossing, Suite 100 Newark, Delaware 19713	1680 Capital One Drive, McLean, Virginia 22102
(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the depositor)	(Address of principal executive offices of the sponsor)
Not applicable	47-4047337
(I.R.S. Employer Identification No. of the issuing entity)	(I.R.S. Employer Identification No. of the depositor)

Eric D. Bauder
Assistant Vice President, Treasurer
Discover Funding LLC
703-720-3148
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [_X_] No: [___].
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
As previously reported, on December 18, 2025, Discover Funding LLC (“Discover Funding”), as Beneficiary on behalf of Discover Card Execution Note Trust (the “Note Issuance Trust”), defeased the outstanding DiscoverSeries Class A(2021-2) Notes, Class A(2023-1) Notes, and Class A(2023-2) Notes (collectively, the “Class A Notes”) issued by the Note Issuance Trust pursuant to Section 1310 of the Second Amended and Restated Indenture (“Indenture”), as amended, and a Defeasance Agreement, dated as of December 18, 2025.
In connection with the defeasance, the original collateral securing the Note Issuance Trust’s obligations with respect to the defeased Class A Notes, including the Series 2007-CC Collateral Certificate that represented a beneficial interest in the portfolio of credit card receivables held by Discover Card Master Trust I (the “Master Trust”), was released from the lien of the Indenture and was replaced by defeasance collateral consisting of U.S. Treasury bonds, cash, or a combination of both. The portfolio of credit card receivables held by the Master Trust was then reassigned to Discover Funding, and by Discover Funding to Capital One, National Association (“CONA”) and the Master Trust was terminated in accordance with the terms of the Fourth Amended and Restated Pooling and Servicing Agreement, as amended. Upon completion of the defeasance, the defeasance collateral became the sole source for the scheduled payments of principal of, and interest on, the defeased Class A Notes.
None of the credit card receivables securitized by CONA, as successor in interest to Discover Bank, and held by the Master Trust prior to the defeasance, were the subject of a demand to repurchase or replace for breach of representations and warranties during the portion of the monthly distribution period from December 1, 2025 to December 18, 2025. Discover Bank, as predecessor in interest to CONA, filed its most recent Form ABS-15G on February 6, 2025. The CIK number of Discover Bank is 0000894327.
Discover Funding, as depositor for the Note Issuance Trust, expects to file the next Form ABS-15G in respect of the credit card receivables held by the Master Trust for the period from January 1, 2025 to December 18, 2025. The CIK number of Discover Funding is 0001645731.

The information required by Items 1121(a) and 1121(b) of Regulation AB in respect of the defeasance collateral held by the Note Issuance Trust is provided in the report attached hereto as Exhibit 99.1.
Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Nothing to report.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.

Nothing to report.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Defaults Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.
Not applicable.
Item 7. Change in Sponsor Interest in the Securities.
Nothing to report.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Nothing to report.

Item 10. Exhibits.

Exhibit No.        Description

99.1     Monthly Servicer Certificate

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

DISCOVER FUNDING LLC
(as Depositor for Discover Card Execution Note Trust)

By: /s/ Eric D. Bauder
Name:    Eric D. Bauder
Title:    Assistant Vice President, Treasurer

Date: January 15, 2026